UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2016

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	42

Important Notices	43

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	3.74%	4.25%	7.41%	4.04%
Class A with 4.75% Maximum Sales Charge	—	—	–1.19	–0.74	6.39	3.54
Class B at NAV	01/14/1998	03/16/1978	3.37	3.47	6.61	3.27
Class B with 5% Maximum Sales Charge	—	—	–1.63	–1.53	6.30	3.27
Class C at NAV	05/02/2006	03/16/1978	3.37	3.47	6.63	3.28
Class C with 1% Maximum Sales Charge	—	—	2.37	2.47	6.63	3.28
Class I at NAV	03/16/1978	03/16/1978	3.92	4.49	7.69	4.31
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%
Barclays Long (22+) Year Municipal Bond Index	—	—	4.73	5.19	8.30	5.32

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.90%	1.65%	1.65%	0.65%
Net			0.82	1.57	1.57	0.57

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.82%	3.08%	3.06%	4.07%
Taxable-Equivalent Distribution Rate			6.75	5.44	5.41	7.19
SEC 30-day Yield			1.46	0.82	0.80	1.78
Taxable-Equivalent SEC 30-day Yield			2.59	1.45	1.41	3.15

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						10.01%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	3.94%	4.82%	7.79%	3.62%
Class A with 4.75% Maximum Sales Charge	—	—	–1.00	–0.11	6.75	3.12
Class B at NAV	12/19/1985	12/19/1985	3.56	4.04	6.99	2.85
Class B with 5% Maximum Sales Charge	—	—	–1.45	–0.96	6.69	2.85
Class C at NAV	12/03/1993	12/19/1985	3.56	4.04	6.99	2.85
Class C with 1% Maximum Sales Charge	—	—	2.55	3.04	6.99	2.85
Class I at NAV	07/01/1999	12/19/1985	4.07	5.08	8.06	3.88
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%
Barclays Long (22+) Year Municipal Bond Index	—	—	4.73	5.19	8.30	5.32

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.51%
Net			0.67	1.42	1.42	0.42

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.90%	3.14%	3.15%	4.16%
Taxable-Equivalent Distribution Rate			6.89	5.55	5.57	7.35
SEC 30-day Yield			2.16	1.53	1.53	2.52
Taxable-Equivalent SEC 30-day Yield			3.82	2.71	2.71	4.45

% Total Leverage[5]
RIB Financing						12.03%

Fund Profile

Credit Quality (% of total investments)6,7

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.40	$4.53	0.89%
Class B	$1,000.00	$1,033.70	$8.39	1.65%
Class C	$1,000.00	$1,033.70	$8.34	1.64%
Class I	$1,000.00	$1,039.20	$3.26	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.50	0.89%
Class B	$1,000.00	$1,016.80	$8.32	1.65%
Class C	$1,000.00	$1,016.80	$8.27	1.64%
Class I	$1,000.00	$1,021.80	$3.23	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

5

Eaton Vance

Municipal Income Funds

March 31, 2016

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.40	$3.87	0.76%
Class B	$1,000.00	$1,035.60	$7.68	1.51%
Class C	$1,000.00	$1,035.60	$7.68	1.51%
Class I	$1,000.00	$1,040.70	$2.60	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.84	0.76%
Class B	$1,000.00	$1,017.50	$7.62	1.51%
Class C	$1,000.00	$1,017.50	$7.62	1.51%
Class I	$1,000.00	$1,022.50	$2.58	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 109.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.0%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$11,176,902

		$11,176,902

Education — 7.2%
Clemson University, SC, 4.00%, 5/1/39	$2,000	$2,163,820
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,780,950
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,436,334
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,250,025
University of California, 5.25%, 5/15/35	3,555	4,307,309
University of Nebraska, 5.00%, 5/15/35	1,000	1,192,870
University of Nebraska, 5.00%, 7/1/35	3,000	3,585,750
West Virginia University, 5.00%, 10/1/31	3,000	3,561,600

		$26,278,658

Electric Utilities — 8.0%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,761,231
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,146,075
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,045,818
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,348,416
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,582,485
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,679,980
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,489,343
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,820	4,257,925

		$29,311,273

Escrowed / Prerefunded — 8.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,839,800
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	830	935,767
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	330	372,052
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	1,110	1,255,488

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	$445	$503,326
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,411,049
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	1,800	2,053,404
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	3,730	4,279,280
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,520,000
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,685	1,841,587

		$30,011,753

General Obligations — 13.2%
Anne Arundel County, MD, 5.00%, 10/1/37(2)	$1,450	$1,748,453
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	2,465	2,970,251
California, 5.00%, 10/1/24	960	1,212,557
California, 5.00%, 10/1/26	1,300	1,617,824
California, 5.00%, 10/1/27	630	780,532
California, 5.25%, 10/1/29	560	673,092
California, 5.25%, 10/1/32	3,480	4,164,446
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,380,345
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,367,879
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,154,044
Maryland, 5.00%, 8/1/23	1,790	2,244,696
Massachusetts, 5.00%, 3/1/35	5,000	5,940,050
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,037,232
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,638,399
University of Connecticut, 5.00%, 2/15/32	650	764,946
Washington, 5.25%, 2/1/36(1)	6,000	7,013,040
Wentzville R-IV School District, MO, 0.00%, 3/1/28(2)	1,410	1,000,339
Wentzville R-IV School District, MO, 0.00%, 3/1/29(2)	1,000	677,780

		$48,385,905

Health Care – Miscellaneous — 0.0%(4)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(5)	$15	$15,801
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(5)	53	53,543

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous (continued)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(5)	$64	$66,533

		$135,877

Hospital — 15.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$624,356
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,893,445
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	2,023,408
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,672,416
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,582,779
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,483,602
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,359,640
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,000	2,077,980
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,373,521
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,503,772
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,010,682
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,554,830
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	924,840
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,706,711
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,874,375
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,294,605
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 5.75%, 12/1/19	895	897,363
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,135,680
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,858,550

		$55,852,555

Security	Principal Amount (000’s omitted)	Value

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	$285	$228,000

		$228,000

Industrial Development Revenue — 0.9%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$240	$240,010
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	3,037,205

		$3,277,215

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,246,772

		$2,246,772

Insured – Electric Utilities — 2.2%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$6,186,313
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,973,985

		$8,160,298

Insured – Escrowed / Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,447,555

		$1,447,555

Insured – General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,090,019
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	538,479
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	987,827

		$3,616,325

Insured – Lease Revenue / Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,087,869

		$5,087,869

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,027,686

		$5,027,686

Insured – Special Tax Revenue — 5.4%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(7)	$5,765	$5,786,791
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,839,180
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,430,790
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	964,603
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,824,824

		$19,846,188

Insured – Transportation — 3.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,181,590
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,170,200
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	924,157
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,471,494
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,173,110
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,809,191

		$11,729,742

Insured – Water and Sewer — 3.3%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38(7)	$4,155	$4,412,610
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,327,620
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	755,255
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	648,795
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	318,889
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	639,077

		$12,102,246

Other Revenue — 5.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$1,007,970

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	$1,320	$1,520,904
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	1,200	298,080
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	8,067,800
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	235	239,298
Palm Beach County, FL, 5.00%, 5/1/37(2)	2,500	3,011,175
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,274,143
Seminole Tribe, FL, 5.50%, 10/1/24(5)	1,150	1,204,648
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,950	2,001,695

		$21,625,713

Senior Living / Life Care — 3.7%
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,653,999
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,335,030
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,881,693
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	1,480	1,058,156
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	685,989
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,300,119
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group ), 5.00%, 12/1/35	1,700	1,789,097
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	174,462
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	720,951

		$13,599,496

Special Tax Revenue — 3.4%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,084	$1,084,715
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,000	2,413,580
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,419,408
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,448,554
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,065	1,064,904
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,922,858

		$12,354,019

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 20.0%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$487,023
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	5,250	6,167,333
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,317,140
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,735,349
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,105	1,300,198
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,219,086
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	450	513,968
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	1,270	1,458,392
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,602,228
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,504,342
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,573,223
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	745	875,405
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	13,726,285
Port Authority of New York and New Jersey, 5.00%, 10/15/41	3,200	3,788,672
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,870,267
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,263,770
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,517,026
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,077,200

		$72,996,907

Water and Sewer — 2.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	$6,855	$7,576,557

		$7,576,557

Total Tax-Exempt Investments — 109.9% (identified cost $358,875,371)		$402,075,511

Other Assets, Less Liabilities — (9.9)%		$(36,327,634)

Net Assets — 100.0%		$365,747,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	21.6%
New York	18.5%
Texas	10.9%
Others, representing less than 10% individually	58.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 17.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,869,956.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $3,342,220 or 0.9% of the Fund’s net assets.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Jun-16	$(32,150,047)	$(31,945,703)	$204,344
U.S. Long Treasury Bond	121	Short	Jun-16	(20,005,422)	(19,896,938)	108,484

						$312,828

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 109.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$12,454,200
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,473,470
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,870	28,900,153

		$57,827,823

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$6,376,248

		$6,376,248

Education — 4.8%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$7,395	$8,550,025
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	49,236,831
North Carolina State University at Raleigh, 5.00%, 10/1/37	6,620	7,839,867
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,821,665
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	42,684,310
University of California, 5.25%, 5/15/36	7,080	8,560,853
University of California, 5.25%, 5/15/37	13,000	15,665,780
University of California, 5.25%, 5/15/38	7,700	9,216,284

		$153,575,615

Electric Utilities — 8.4%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,760,656
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/41	21,735	22,962,158
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,304,880
Omaha Public Power District, NE, 5.00%, 2/1/39	11,805	13,824,481
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,625	7,896,205
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	7,040	8,246,234
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,092,454
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,492,600
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	27,459,900

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	$27,500	$33,429,275
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	9,900	11,662,497
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	31,335,598
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	35,640	39,725,770

		$271,192,708

Escrowed / Prerefunded — 1.3%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,912,856
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	15,540	17,727,721
Puerto Rico Electric Power Authority, Series O, Escrowed to Maturity, 0.00%, 7/1/17	1,450	1,385,649
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,177,970
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	15,735	17,197,254

		$40,401,450

General Obligations — 18.4%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$11,295	$13,293,086
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	2,875	3,556,404
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	2,735	3,361,370
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/33	2,135	2,611,254
California, 4.00%, 9/1/36	5,000	5,477,200
California, 5.00%, 10/1/24	9,755	12,321,345
California, 5.00%, 3/1/26	20,000	25,147,800
California, 5.00%, 9/1/30	5,000	5,898,550
Denton County, TX, 4.00%, 7/15/32(4)	3,000	3,312,060
Denton County, TX, 4.00%, 7/15/33(4)	2,000	2,196,040
Hastings Area School System, MI, 5.00%, 5/1/38	2,325	2,698,418
Hastings Area School System, MI, 5.00%, 5/1/39	1,210	1,398,675
Hawaii, 4.00%, 4/1/28(4)	17,635	20,538,426
Hawaii, 4.00%, 4/1/29(4)	10,000	11,377,200
Illinois, 5.00%, 5/1/26	24,650	27,343,505
Jackson County Reorganized School District No. 7, MO, (Lee’s Summit R-7), 5.00%, 3/1/36(4)	1,350	1,580,445

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,920	$2,245,882
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,770,421
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,274,528
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/27	13,000	9,748,050
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/29	14,000	9,711,100
Maryland, 5.00%, 8/1/23	17,150	21,506,443
Marysville Public Schools District, MI, 5.00%, 5/1/35(4)	3,735	4,363,638
Marysville Public Schools District, MI, 5.00%, 5/1/36(4)	2,900	3,374,469
Marysville Public Schools District, MI, 5.00%, 5/1/37(4)	1,065	1,236,252
Massachusetts, 5.00%, 7/1/35	10,000	12,062,000
Massachusetts, 5.00%, 3/1/36	8,500	10,044,280
Massachusetts, 5.00%, 7/1/36	21,160	25,387,768
Massachusetts, 5.00%, 3/1/37	11,500	13,544,125
Missoula County School District No. 1, MT, 4.00%, 7/1/30	1,155	1,328,804
Missoula County School District No. 1, MT, 4.00%, 7/1/31	1,440	1,638,389
Missoula County School District No. 1, MT, 4.00%, 7/1/32	850	958,078
Missoula County School District No. 1, MT, 4.00%, 7/1/34	2,190	2,443,361
New York, NY, 5.00%, 8/1/28	15,000	18,687,600
Newton, MA, 5.00%, 4/1/39	2,810	3,133,010
North Carolina, 5.00%, 6/1/22	10,000	12,252,200
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,002,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	45,790,324
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	64,395,338
Seward County Unified School District No. 480, KS, 5.00%, 9/1/33	10,000	11,543,900
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(3)	30,800	38,437,784
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	30,000	35,359,200
Washington, Series 2011B, 5.00%, 2/1/33	20,000	23,014,400
Washington, Series 2014D, 5.00%, 2/1/33	21,325	25,379,522
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	15,556,964
Woodhaven-Brownstown School District, MI, 5.00%, 5/1/40	5,370	6,197,302

		$593,498,910

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$88	$91,683
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	94	94,467

		$186,150

Hospital — 10.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,652,014
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,795,061
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,622,292
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	29,588,293
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	16,335,471
Connecticut Health and Educational Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	22,500	26,202,600
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	3,000	3,536,700
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	30,000	35,830,500
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,603,618
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/45	7,000	8,019,900
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,847,831
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,843,517
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	12,687,154
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	12,500	14,047,375
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,194,695
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,873,932
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	25,355,067
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 3.75%, 11/1/37	12,025	11,998,184

		$330,034,204

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.5%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,504,978
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	7,120	7,274,860

		$17,779,838

Industrial Development Revenue — 3.0%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,226,927
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,911,998
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,786,014
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,670	1,670,067
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	420	453,335
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,827,516
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	20,620	20,400,603

		$96,276,460

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,316,949

		$1,316,949

Insured – Electric Utilities — 0.6%
Kentucky Municipal Power Agency, (Prairie State Energy Campus), (NPFG), 5.00%, 9/1/34	$6,785	$7,865,986
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	487,868
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,347,757
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,557,479
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	840,757
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	166,162

		$19,266,009

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.7%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,360,076
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,129,721
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,646,955
Grand Rapids Public Schools, MI, (AGM), 5.00%, 5/1/38	7,575	8,863,053

		$23,999,805

Insured – Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,987,356
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,821,720

		$21,809,076

Insured – Lease Revenue / Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$1,010,602
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	433,115

		$1,443,717

Insured – Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$32,326,598
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	7,110,000
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,625	13,179,611
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,920,958

		$59,537,167

Insured – Special Tax Revenue — 2.9%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,654,530
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,119,623
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	630,209
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	1,018,130
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	13,677,970
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	39,211,216

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$128,640	$19,092,749

		$92,404,427

Insured – Student Loan — 1.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$27,025	$28,378,952
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	15,975	16,046,888

		$44,425,840

Insured – Transportation — 5.1%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$12,689,100
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	21,739,602
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	5,133,308
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,778,270
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	58,145	74,345,941
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	3,410	3,842,627
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	994,090
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,607,117
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	599,647
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,381,544

		$164,111,246

Lease Revenue / Certificates of Participation — 2.5%
Mohave County Industrial Development Authority, AZ, (Mohave Prison LLC), 8.00%, 5/1/25(7)	$38,660	$43,468,917
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,925	38,185,098

		$81,654,015

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,305	$8,116,393

		$8,116,393

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 6.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$10,915,853
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,470,699
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	62,100
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.044%, 8/1/19 (Put Date), 11/1/39(9)	8,300	8,209,447
New York City Industrial Development Agency, NY, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,369,259
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,926,500
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	11,325,720
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	17,435,540
Palm Beach County, FL, 5.00%, 5/1/35(4)	7,790	9,459,241
Palm Beach County, FL, 5.00%, 5/1/36(4)	8,190	9,904,658
Palm Beach County, FL, 5.00%, 5/1/37(4)	5,310	6,395,736
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	15,655,506
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	32,425,172
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,707,028
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,470,199
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	38,812,994

		$211,545,652

Senior Living / Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,020
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(8)	16,435	11,750,532

		$11,850,552

Special Tax Revenue — 8.4%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	$4,000	$4,800,640
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	389,291
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	417,574
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/40	10,000	11,826,200
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/45	10,000	11,772,600

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 0.88%, 6/15/50(6)(10)	$30,000	$30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(11)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(11)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	410	409,958
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	10,000	11,836,800
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	10,000	11,830,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/40	25,000	29,627,250
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34(2)	21,835	26,019,871
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35(2)	12,895	15,298,883
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,803,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/44	10,000	11,559,100
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	10,365	13,247,403
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/27	17,910	22,587,017
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,972,500
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	3,333,530
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	26,427,746
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	500	499,960
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	365	333,179
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,775
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,922,400
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,585,489

		$270,628,366

Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$12,725	$14,180,485
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,610,738

		$19,791,223

Security	Principal Amount (000’s omitted)	Value

Transportation — 22.9%
Central Florida Expressway Authority, 4.00%, 7/1/37(4)	$16,000	$17,118,400
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	2,105	2,400,774
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	3,250	3,695,510
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,484,200
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,702,087
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,870,918
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,780,972
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	8,500	9,610,695
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,397,909
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,461,151
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	8,915	10,489,835
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,314,818
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,417,518
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,933,925
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,552,608
Illinois Toll Highway Authority, 5.00%, 1/1/40(2)	22,040	25,559,568
Illinois Toll Highway Authority, 5.25%, 1/1/29	12,000	13,606,440
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,528,674
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	32,371,140
Kansas Department of Transportation, 5.00%, 9/1/33	27,130	33,351,180
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,164,800
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	5,000	5,912,950
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,550	12,765,289
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,885	4,437,253
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	3,985,275
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	28,545,500
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.49%, 12/15/21 (Put Date), 6/15/34(9)	35,000	33,314,750
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38(7)	22,070	24,322,906
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,893,900

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	$8,000	$9,521,200
New Jersey Turnpike Authority, 5.00%, 1/1/45	33,220	38,160,478
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	6,835	8,031,398
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,814,700
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,220,798
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	13,010	14,891,766
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,951,752
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	25,000	29,473,000
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,922,000
Port Authority of New York and New Jersey, 5.00%, 10/15/41	15,180	17,972,513
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/33	10,535	12,415,076
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/36	17,325	19,428,428
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,181,844
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,572,024
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,454,863
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	6,075	6,872,344
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,178,926

		$740,054,055

Water and Sewer — 6.2%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35	$15,000	$17,802,150
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,945,075
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,373,587
Detroit, MI, Water Supply System, 5.25%, 7/1/41(7)	56,420	61,966,086
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,251,047
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,808,817
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	46,454,078
Texas Water Development Board, 5.00%, 10/15/40	22,495	26,861,955

		$198,462,795

Total Tax-Exempt Municipal Securities — 109.7% (identified cost $3,275,020,379)		$3,537,566,693

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$655	$284,035

		$284,035

General Obligations — 1.7%
Chicago, IL, 7.517%, 1/1/40(12)	$25,000	$24,864,250
Chicago, IL, 7.75%, 1/1/42	7,900	7,914,299
Massachusetts, 4.50%, 8/1/31(12)	18,725	21,121,800

		$53,900,349

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,502,037

		$37,502,037

Total Taxable Municipal Securities — 2.8% (identified cost $87,919,526)		$91,686,421

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value

Education — 0.7%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$20,000	$21,407,460

Total Corporate Bonds & Notes — 0.7% (identified cost $20,000,000)		$21,407,460

Total Investments — 113.2% (identified cost $3,382,939,905)		$3,650,660,574

Other Assets, Less Liabilities — (13.2)%		$(425,854,151)

Net Assets — 100.0%		$3,224,806,423

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Texas	19.1%
New York	18.9%
California	13.1%
Others, representing less than 10% individually	62.1%

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $96,052,445.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $58,947,410 or 1.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(10)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2016.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(12)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Jun-16	$(330,668,114)	$(328,875,000)	$1,793,114

						$1,793,114

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
Liq	–	Liquidity Provider
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited)

	March 31, 2016
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$358,875,371	$3,382,939,905
Unrealized appreciation	43,200,140	267,720,669
Investments, at value	$402,075,511	$3,650,660,574
Cash	$7,316,125	$44,347,414
Restricted cash*	825,000	8,150,000
Interest receivable	4,664,493	41,457,210
Receivable for investments sold	902,556	125,775,861
Receivable for Fund shares sold	603,748	27,904,218
Total assets	$416,387,433	$3,898,295,277

Liabilities
Payable for floating rate notes issued	$40,685,000	$440,855,000
Payable for investments purchased	—	92,563,565
Payable for when-issued securities	7,115,156	124,836,906
Payable for variation margin on open financial futures contracts	209,094	1,937,500
Payable for Fund shares redeemed	2,073,149	8,368,688
Distributions payable	189,539	1,746,009
Payable to affiliates:
Investment adviser fee	134,904	933,926
Distribution and service fees	78,996	906,388
Interest expense and fees payable	69,827	807,011
Accrued expenses	83,891	533,861
Total liabilities	$50,639,556	$673,488,854
Net Assets	$365,747,877	$3,224,806,423

Sources of Net Assets
Paid-in capital	$444,584,917	$4,174,032,223
Accumulated net realized loss	(123,901,754)	(1,229,807,672)
Accumulated undistributed net investment income	1,551,746	11,068,089
Net unrealized appreciation	43,512,968	269,513,783
Net Assets	$365,747,877	$3,224,806,423

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2016
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$196,464,532	$1,881,504,353
Shares Outstanding	20,964,020	188,215,329
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.37	$10.00
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.84	$10.50

Class B Shares
Net Assets	$534,176	$21,164,427
Shares Outstanding	57,382	2,117,452
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$10.00

Class C Shares
Net Assets	$43,392,703	$580,910,968
Shares Outstanding	4,656,188	58,112,444
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.32	$10.00

Class I Shares
Net Assets	$125,356,466	$741,226,675
Shares Outstanding	12,245,666	74,145,403
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24	$10.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2016
Investment Income	AMT-Free Fund	National Fund
Interest	$8,577,828	$74,793,053
Total investment income	$8,577,828	$74,793,053

Expenses
Investment adviser fee	$786,310	$5,519,670
Distribution and service fees
Class A	245,027	2,365,584
Class B	3,300	118,149
Class C	215,933	2,911,702
Trustees’ fees and expenses	9,756	34,000
Custodian fee	44,334	270,271
Transfer and dividend disbursing agent fees	57,769	654,791
Legal and accounting services	37,073	68,105
Printing and postage	11,912	89,621
Registration fees	40,788	69,585
Interest expense and fees	136,295	1,379,103
Miscellaneous	20,870	82,581
Total expenses	$1,609,367	$13,563,162

Net investment income	$6,968,461	$61,229,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$900,387	$30,597,359
Financial futures contracts	(2,806,690)	(27,030,969)
Net realized gain (loss)	$(1,906,303)	$3,566,390
Change in unrealized appreciation (depreciation) —
Investments	$6,824,451	$47,286,079
Financial futures contracts	989,759	7,406,248
Net change in unrealized appreciation (depreciation)	$7,814,210	$54,692,327

Net realized and unrealized gain	$5,907,907	$58,258,717

Net increase in net assets from operations	$12,876,368	$119,488,608

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$6,968,461	$61,229,891
Net realized gain (loss) from investment transactions and financial futures contracts	(1,906,303)	3,566,390
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,814,210	54,692,327
Net increase in net assets from operations	$12,876,368	$119,488,608
Distributions to shareholders —
From net investment income
Class A	$(3,838,268)	$(36,990,835)
Class B	(10,522)	(373,212)
Class C	(684,034)	(9,199,311)
Class I	(2,411,877)	(14,270,235)
Total distributions to shareholders	$(6,944,701)	$(60,833,593)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,072,200	$73,463,475
Class B	28,255	107,131
Class C	4,210,477	25,509,398
Class I	19,822,102	143,027,067
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,491,349	31,304,717
Class B	6,346	308,443
Class C	508,115	7,147,875
Class I	1,813,552	11,500,991
Cost of shares redeemed
Class A	(15,752,524)	(160,632,868)
Class B	(168,283)	(2,306,378)
Class C	(3,955,289)	(47,797,618)
Class I	(8,109,156)	(100,578,735)
Net asset value of shares exchanged
Class A	127,121	3,119,760
Class B	(127,121)	(3,119,760)
Net increase (decrease) in net assets from Fund share transactions	$12,967,144	$(18,946,502)

Net increase in net assets	$18,898,811	$39,708,513

Net Assets
At beginning of period	$346,849,066	$3,185,097,910
At end of period	$365,747,877	$3,224,806,423

Accumulated undistributed net investment income included in net assets
At end of period	$1,551,746	$11,068,089

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,949,736	$128,664,364
Net realized gain from investment transactions and financial futures contracts	1,697,645	59,873,899
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,001,165)	(82,156,831)
Net increase in net assets from operations	$8,646,216	$106,381,432
Distributions to shareholders —
From net investment income
Class A	$(7,936,334)	$(78,357,303)
Class B	(36,880)	(1,072,302)
Class C	(1,325,188)	(19,544,324)
Class I	(4,573,822)	(28,623,549)
Total distributions to shareholders	$(13,872,224)	$(127,597,478)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,442,536	$107,301,453
Class B	46,128	271,900
Class C	9,845,957	37,754,925
Class I	24,348,878	193,831,273
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,174,572	66,116,345
Class B	24,886	888,634
Class C	995,092	15,085,541
Class I	3,375,303	23,524,642
Cost of shares redeemed
Class A	(32,594,061)	(398,588,759)
Class B	(227,228)	(7,541,798)
Class C	(5,487,085)	(109,373,397)
Class I	(18,521,346)	(224,390,619)
Net asset value of shares exchanged
Class A	694,287	10,369,631
Class B	(694,287)	(10,369,631)
Net increase (decrease) in net assets from Fund share transactions	$10,423,632	$(295,119,860)

Net increase (decrease) in net assets	$5,197,624	$(316,335,906)

Net Assets
At beginning of year	$341,651,442	$3,501,433,816
At end of year	$346,849,066	$3,185,097,910

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,791

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2016
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$12,876,368	$119,488,608
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(33,485,479)	(1,004,516,070)
Investments sold	24,936,255	1,081,584,474
Net amortization/accretion of premium (discount)	(742,818)	2,903,226
Decrease in restricted cash	60,000	—
Decrease in interest receivable	70,315	1,667,536
Decrease in receivable for variation margin on open financial futures contracts	87,203	1,125,000
Increase in payable for variation margin on open financial futures contracts	209,094	1,937,500
Increase in payable to affiliate for investment adviser fee	8,675	24,032
Increase in payable to affiliate for distribution and service fees	4,444	15,092
Decrease in interest expense and fees payable	(4,108)	(23,181)
Decrease in accrued expenses	(30,644)	(13,394)
Net change in unrealized (appreciation) depreciation from investments	(6,824,451)	(47,286,079)
Net realized gain from investments	(900,387)	(30,597,359)
Net cash provided by (used in) operating activities	$(3,735,533)	$126,309,385

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$35,075,723	$217,129,786
Fund shares redeemed	(27,105,227)	(310,710,995)
Distributions paid, net of reinvestments	(1,123,180)	(10,598,075)
Proceeds from secured borrowings	—	42,575,000
Repayment of secured borrowings	—	(42,045,000)
Net cash provided by (used in) financing activities	$6,847,316	$(103,649,284)

Net increase in cash	$3,111,783	$22,660,101

Cash at beginning of period	$4,204,342	$21,687,313

Cash at end of period	$7,316,125	$44,347,414

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,819,362	$50,262,026
Cash paid for interest and fees	$140,403	$1,402,284

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.210		$9.350	$8.670	$9.600	$8.840		$8.320	$8.800

Income (Loss) From Operations
Net investment income(2)	$0.183		$0.374	$0.395	$0.400	$0.296		$0.437	$0.436
Net realized and unrealized gain (loss)	0.159		(0.142)	0.677	(0.934)	0.758		0.505	(0.487)

Total income (loss) from operations	$0.342		$0.232	$1.072	$(0.534)	$1.054		$0.942	$(0.051)

Less Distributions
From net investment income	$(0.182)		$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)

Total distributions	$(0.182)		$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)

Net asset value — End of period	$9.370		$9.210	$9.350	$8.670	$9.600		$8.840	$8.320

Total Return(3)	3.74	%(4)	2.52%	12.63%	(5.75)%	12.06	%(4)	11.68%	(0.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,465		$194,227	$200,408	$224,506	$293,544		$299,566	$345,914
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.81	%(6)	0.82%	0.83%	0.83%	0.84	%(6)	0.85%	0.83%
Interest and fee expense(7)	0.08	%(6)	0.08%	0.09%	0.11%	0.11	%(6)	0.12%	0.13%
Total expenses(5)	0.89	%(6)	0.90%	0.92%	0.94%	0.95	%(6)	0.97%	0.96%
Net investment income	3.93	%(6)	4.02%	4.40%	4.26%	4.24	%(6)	5.19%	4.90%
Portfolio Turnover	7	%(4)	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.150		$9.290	$8.620	$9.540	$8.780		$8.270	$8.740

Income (Loss) From Operations
Net investment income(2)	$0.148		$0.303	$0.326	$0.326	$0.242		$0.372	$0.368
Net realized and unrealized gain (loss)	0.159		(0.143)	0.667	(0.922)	0.758		0.495	(0.477)

Total income (loss) from operations	$0.307		$0.160	$0.993	$(0.596)	$1.000		$0.867	$(0.109)

Less Distributions
From net investment income	$(0.147)		$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)

Total distributions	$(0.147)		$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)

Net asset value — End of period	$9.310		$9.150	$9.290	$8.620	$9.540		$8.780	$8.270

Total Return(3)	3.37	%(4)	1.74%	11.73%	(6.42)%	11.50	%(4)	10.76%	(1.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$534		$783	$1,647	$2,893	$5,236		$7,771	$13,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.57	%(6)	1.57%	1.58%	1.58%	1.59	%(6)	1.61%	1.58%
Interest and fee expense(7)	0.08	%(6)	0.08%	0.09%	0.11%	0.11	%(6)	0.12%	0.13%
Total expenses(5)	1.65	%(6)	1.65%	1.67%	1.69%	1.70	%(6)	1.73%	1.71%
Net investment income	3.21	%(6)	3.27%	3.67%	3.49%	3.50	%(6)	4.46%	4.16%
Portfolio Turnover	7	%(4)	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$9.160		$9.300	$8.620	$9.550	$8.790		$8.280	$8.750

Income (Loss) From Operations
Net investment income(2)	$0.147		$0.302	$0.326	$0.327	$0.242		$0.371	$0.367
Net realized and unrealized gain (loss)	0.160		(0.142)	0.677	(0.933)	0.758		0.496	(0.475)

Total income (loss) from operations	$0.307		$0.160	$1.003	$(0.606)	$1.000		$0.867	$(0.108)

Less Distributions
From net investment income	$(0.147)		$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)

Total distributions	$(0.147)		$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)

Net asset value — End of period	$9.320		$9.160	$9.300	$8.620	$9.550		$8.790	$8.280

Total Return(3)	3.37	%(4)	1.75%	11.84%	(6.51)%	11.49	%(4)	10.76%	(1.42)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,393		$41,903	$37,193	$40,823	$50,099		$43,863	$50,369
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.56	%(6)	1.57%	1.58%	1.58%	1.59	%(6)	1.61%	1.57%
Interest and fee expense(7)	0.08	%(6)	0.08%	0.09%	0.11%	0.11	%(6)	0.12%	0.13%
Total expenses(5)	1.64	%(6)	1.65%	1.67%	1.69%	1.70	%(6)	1.73%	1.70%
Net investment income	3.18	%(6)	3.27%	3.65%	3.52%	3.48	%(6)	4.42%	4.14%
Portfolio Turnover	7	%(4)	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,			Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2015	2014	2013			2011	2010
Net asset value — Beginning of period	$10.060		$10.210	$9.470	$10.480	$9.660		$9.090	$9.610

Income (Loss) From Operations
Net investment income(2)	$0.212		$0.434	$0.455	$0.463	$0.341		$0.500	$0.500
Net realized and unrealized gain (loss)	0.180		(0.152)	0.737	(1.015)	0.819		0.554	(0.528)

Total income (loss) from operations	$0.392		$0.282	$1.192	$(0.552)	$1.160		$1.054	$(0.028)

Less Distributions
From net investment income	$(0.212)		$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)

Total distributions	$(0.212)		$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)

Net asset value — End of period	$10.240		$10.060	$10.210	$9.470	$10.480		$9.660	$9.090

Total Return(3)	3.92	%(4)	2.70%	12.99%	(5.46)%	12.27	%(4)	11.87%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,356		$109,937	$102,404	$99,553	$125,642		$101,762	$130,202
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.56	%(6)	0.57%	0.58%	0.58%	0.59	%(6)	0.60%	0.57%
Interest and fee expense(7)	0.08	%(6)	0.08%	0.09%	0.11%	0.11	%(6)	0.12%	0.13%
Total expenses(5)	0.64	%(6)	0.65%	0.67%	0.69%	0.70	%(6)	0.72%	0.70%
Net investment income	4.17	%(6)	4.27%	4.64%	4.52%	4.48	%(6)	5.42%	5.14%
Portfolio Turnover	7	%(4)	17%	24%	31%	26	%(4)	20%	15%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.389	$0.446	$0.468	$0.477	$0.549
Net realized and unrealized gain (loss)	0.189		(0.064)	0.707	(1.032)	0.842	(0.682)

Total income (loss) from operations	$0.384		$0.325	$1.153	$(0.564)	$1.319	$(0.133)

Less Distributions
From net investment income	$(0.194)		$(0.385)	$(0.453)	$(0.466)	$(0.479)	$(0.527)

Total distributions	$(0.194)		$(0.385)	$(0.453)	$(0.466)	$(0.479)	$(0.527)

Net asset value — End of period	$10.000		$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	3.94	%(3)	3.35%	12.89%	(5.77)%	14.42%	(1.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,881,504		$1,899,324	$2,126,465	$2,134,502	$2,975,655	$2,872,630
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.67	%(5)	0.67%	0.71%	0.66%	0.67%	0.69%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(4)	0.76	%(5)	0.76%	0.80%	0.77%	0.78%	0.82%
Net investment income	3.93	%(5)	3.94%	4.71%	4.67%	4.88%	6.04%
Portfolio Turnover	33	%(3)	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.315	$0.379	$0.392	$0.405	$0.480
Net realized and unrealized gain (loss)	0.189		(0.064)	0.704	(1.031)	0.840	(0.681)

Total income (loss) from operations	$0.347		$0.251	$1.083	$(0.639)	$1.245	$(0.201)

Less Distributions
From net investment income	$(0.157)		$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Total distributions	$(0.157)		$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Net asset value — End of period	$10.000		$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	3.56	%(3)	2.58%	12.06%	(6.47)%	13.57%	(1.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,164		$25,732	$42,655	$59,244	$103,613	$122,288
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.42	%(5)	1.42%	1.46%	1.41%	1.42%	1.44%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(4)	1.51	%(5)	1.51%	1.55%	1.52%	1.53%	1.57%
Net investment income	3.19	%(5)	3.20%	4.01%	3.90%	4.15%	5.29%
Portfolio Turnover	33	%(3)	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$9.170	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.315	$0.376	$0.392	$0.404	$0.481
Net realized and unrealized gain (loss)	0.189		(0.064)	0.707	(1.031)	0.841	(0.682)

Total income (loss) from operations	$0.347		$0.251	$1.083	$(0.639)	$1.245	$(0.201)

Less Distributions
From net investment income	$(0.157)		$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Total distributions	$(0.157)		$(0.311)	$(0.383)	$(0.391)	$(0.405)	$(0.459)

Net asset value — End of period	$10.000		$9.810	$9.870	$9.170	$10.200	$9.360

Total Return(2)	3.56	%(3)	2.58%	12.06%	(6.47)%	13.58%	(1.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$580,911		$585,346	$645,801	$681,072	$980,799	$932,773
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.42	%(5)	1.42%	1.46%	1.41%	1.42%	1.44%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(4)	1.51	%(5)	1.51%	1.55%	1.52%	1.53%	1.57%
Net investment income	3.18	%(5)	3.19%	3.98%	3.92%	4.13%	5.29%
Portfolio Turnover	33	%(3)	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$9.180	$10.200	$9.360	$10.020

Income (Loss) From Operations
Net investment income(1)	$0.208		$0.413	$0.478	$0.492	$0.499	$0.565
Net realized and unrealized gain (loss)	0.188		(0.063)	0.690	(1.021)	0.844	(0.675)

Total income (loss) from operations	$0.396		$0.350	$1.168	$(0.529)	$1.343	$(0.110)

Less Distributions
From net investment income	$(0.206)		$(0.410)	$(0.478)	$(0.491)	$(0.503)	$(0.550)

Total distributions	$(0.206)		$(0.410)	$(0.478)	$(0.491)	$(0.503)	$(0.550)

Net asset value — End of period	$10.000		$9.810	$9.870	$9.180	$10.200	$9.360

Total Return(2)	4.07	%(3)	3.50%	13.17%	(5.43)%	14.71%	(0.75)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$741,227		$674,696	$686,514	$981,936	$1,142,323	$796,970
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.42	%(5)	0.42%	0.46%	0.41%	0.42%	0.43%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.09%	0.11%	0.11%	0.13%
Total expenses(4)	0.51	%(5)	0.51%	0.55%	0.52%	0.53%	0.56%
Net investment income	4.18	%(5)	4.19%	5.07%	4.93%	5.09%	6.23%
Portfolio Turnover	33	%(3)	57%	47%	74%	59%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

33

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$40,685,000	$440,855,000
Interest Rate or Range of Interest Rates (%)	0.40 - 0.45	0.40 - 0.60
Collateral for Floating Rate Notes Outstanding	$63,456,962	$682,381,021

For the six months ended March 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,685,000	$437,689,754
Average Interest Rate	0.67%	0.63%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2016.

34

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when

35

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2016	$23,678,685	$53,981,575
September 30, 2017	55,876,213	16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$90,104,589	$923,897,209

Deferred capital losses:
Short-term	$14,689,583	$171,873,699
Long-term	$18,210,692	$174,822,143

Included in the amounts above for National Fund are capital loss carryforwards of $28,998,737 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$317,829,914	$2,910,747,311

Gross unrealized appreciation	$45,903,346	$332,964,090
Gross unrealized depreciation	(2,342,749)	(33,905,827)

Net unrealized appreciation	$43,560,597	$299,058,263

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

36

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$786,310	$5,519,670
Effective Annual Rate	0.44%	0.35%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2016 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$3,531	$37,437
EVD’s Class A Sales Charges	$13,200	$83,310

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2016 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$245,027	$2,365,584

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$2,475	$88,612
Class C Distribution Fees	$161,950	$2,183,776

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

37

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2016 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$825	$29,537
Class C Service Fees	$53,983	$727,926

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$—	$10,000
Class B	$—	$8,000
Class C	$1,000	$7,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2016 were as follows:

	AMT-Free Fund	National Fund

Purchases	$40,600,635	$1,221,916,541
Sales	$25,249,455	$1,190,214,204

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,187,768	3,048	454,582	1,941,913
Issued to shareholders electing to receive payments of distributions in Fund shares	374,451	686	54,789	177,987
Redemptions	(1,690,626)	(18,150)	(426,217)	(796,980)
Exchange from Class B shares	13,650	—	—	—
Exchange to Class A shares	—	(13,743)	—	—

Net increase (decrease)	(114,757)	(28,159)	83,154	1,322,920

38

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	2,305,225	4,929	1,059,132	2,394,293
Issued to shareholders electing to receive payments of distributions in Fund shares	772,082	2,691	107,698	332,557
Redemptions	(3,506,604)	(24,386)	(593,894)	(1,830,598)
Exchange from Class B shares	74,533	—	—	—
Exchange to Class A shares	—	(75,016)	—	—

Net increase (decrease)	(354,764)	(91,782)	572,936	896,252

National Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	7,391,340	10,739	2,564,673	14,371,239
Issued to shareholders electing to receive payments of distributions in Fund shares	3,150,172	31,053	719,295	1,157,252
Redemptions	(16,186,398)	(232,595)	(4,821,102)	(10,134,121)
Exchange from Class B shares	314,255	—	—	—
Exchange to Class A shares	—	(314,203)	—	—

Net increase (decrease)	(5,330,631)	(505,006)	(1,537,134)	5,394,370

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	10,853,213	27,436	3,822,137	19,618,605
Issued to shareholders electing to receive payments of distributions in Fund shares	6,706,680	90,077	1,530,419	2,386,179
Redemptions	(40,416,710)	(764,180)	(11,105,550)	(22,775,604)
Exchange from Class B shares	1,051,142	—	—	—
Exchange to Class A shares	—	(1,051,100)	—	—

Net decrease	(21,805,675)	(1,697,767)	(5,752,994)	(770,820)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2016.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2016 is included in the Portfolio of Investments. At March 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

39

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2016 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:

Futures Contracts	$312,828	(1)	$1,793,114	(1)

Total	$312,828		$1,793,114

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2016 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,806,690	)(1)	$(27,030,969	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$989,759	(2)	$7,406,248	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended March 31, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts – Short	$50,382,000	$314,420,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

At March 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$402,075,511	$—	$402,075,511

Total Investments	$—	$402,075,511	$—	$402,075,511

Futures Contracts	$312,828	$—	$—	$312,828

Total	$312,828	$402,075,511	$—	$402,388,339

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,537,566,693	$—	$3,537,566,693
Taxable Municipal Securities	—	91,686,421	—	91,686,421
Corporate Bonds & Notes	—	21,407,460	—	21,407,460

Total Investments	$—	$3,650,660,574	$—	$3,650,660,574

Futures Contracts	$1,793,114	$—	$—	$1,793,114

Total	$1,793,114	$3,650,660,574	$—	$3,652,453,688

The Funds held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

41

Eaton Vance

Municipal Income Funds

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

43

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714 3.31.16

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2016

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Opportunities Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	55

Important Notices	56

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	4.39%	5.68%	7.43%	4.08%
Class A with 4.75% Maximum Sales Charge	—	—	–0.56	0.70	6.40	3.57
Class C at NAV	08/31/2004	12/19/1985	4.00	4.96	6.64	3.31
Class C with 1% Maximum Sales Charge	—	—	3.00	3.96	6.64	3.31
Class I at NAV	03/03/2008	12/19/1985	4.51	5.94	7.69	4.29
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.88%	1.63%	0.63%
Net				0.84	1.59	0.59

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.99%	2.21%	3.22%
Taxable-Equivalent Distribution Rate				6.09	4.50	6.56
SEC 30-day Yield				1.33	0.63	1.61
Taxable-Equivalent SEC 30-day Yield				2.71	1.29	3.29

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						4.75%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	3.19%	3.63%	6.70%	3.81%
Class A with 4.75% Maximum Sales Charge	—	—	–1.71	–1.33	5.67	3.31
Class C at NAV	05/02/2006	04/18/1991	2.80	2.97	5.93	3.05
Class C with 1% Maximum Sales Charge	—	—	1.80	1.97	5.93	3.05
Class I at NAV	06/17/1993	04/18/1991	3.29	3.83	6.94	4.02
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%
Barclays 20 Year Municipal Bond Index	—	—	4.11	4.91	7.28	5.54

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.77%	1.52%	0.57%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.42%	2.66%	3.62%
Taxable-Equivalent Distribution Rate				6.37	4.95	6.74
SEC 30-day Yield				1.42	0.75	1.69
Taxable-Equivalent SEC 30-day Yield				2.64	1.40	3.14

% Total Leverage[5]
RIB Financing						6.21%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	3.80%	4.60%	7.09%	4.23%
Class A with 4.75% Maximum Sales Charge	—	—	–1.11	–0.40	6.06	3.72
Class B at NAV	08/30/1990	08/30/1990	3.41	3.82	6.29	3.44
Class B with 5% Maximum Sales Charge	—	—	–1.59	–1.18	5.98	3.44
Class C at NAV	09/30/2003	08/30/1990	3.41	3.72	6.30	3.45
Class C with 1% Maximum Sales Charge	—	—	2.41	2.72	6.30	3.45
Class I at NAV	03/03/2008	08/30/1990	3.90	4.81	7.31	4.39
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%
Barclays 20 Year Municipal Bond Index	—	—	4.11	4.91	7.28	5.54

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.52%	1.51%	0.56%
Net			0.71	1.47	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.14%	2.39%	2.39%	3.35%
Taxable-Equivalent Distribution Rate			6.08	4.63	4.63	6.49
SEC 30-day Yield			1.41	0.74	0.74	1.67
Taxable-Equivalent SEC 30-day Yield			2.73	1.44	1.43	3.24

% Total Leverage[5]
RIB Financing						4.94%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	3.74%	4.12%	6.31%	4.14%
Class A with 4.75% Maximum Sales Charge	—	—	–1.17	–0.83	5.29	3.64
Class C at NAV	02/03/2006	04/18/1991	3.35	3.35	5.54	3.38
Class C with 1% Maximum Sales Charge	—	—	2.35	2.35	5.54	3.38
Class I at NAV	08/03/2010	04/18/1991	3.84	4.33	6.54	4.27
Barclays Municipal Bond Index	—	—	3.20%	3.98%	5.59%	4.86%
Barclays 20 Year Municipal Bond Index	—	—	4.11	4.91	7.28	5.54

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.74%	1.49%	0.54%
Net				0.72	1.47	0.52

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.59%	2.83%	3.79%
Taxable-Equivalent Distribution Rate				6.68	5.26	7.05
SEC 30-day Yield				1.60	0.94	1.87
Taxable-Equivalent SEC 30-day Yield				2.97	1.75	3.48

% Total Leverage[5]
RIB Financing						6.92%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the California Municipal Opportunities Fund, Massachusetts Municipal Income Fund and Ohio Municipal Income Fund, Class B shares were converted to Class A shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.90	$4.29	0.84%
Class C	$1,000.00	$1,040.00	$8.06	1.58%
Class I	$1,000.00	$1,045.10	$3.02	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.24	0.84%
Class C	$1,000.00	$1,017.10	$7.97	1.58%
Class I	$1,000.00	$1,022.10	$2.98	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

7

Eaton Vance

Municipal Income Funds

March 31, 2016

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.90	$3.91	0.77%
Class C	$1,000.00	$1,028.00	$7.71	1.52%
Class I	$1,000.00	$1,032.90	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.89	0.77%
Class C	$1,000.00	$1,017.40	$7.67	1.52%
Class I	$1,000.00	$1,022.20	$2.88	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.00	$3.77	0.74%
Class B	$1,000.00	$1,034.10	$7.63	1.50%
Class C	$1,000.00	$1,034.10	$7.58	1.49%
Class I	$1,000.00	$1,039.00	$2.75	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.74	0.74%
Class B	$1,000.00	$1,017.50	$7.57	1.50%
Class C	$1,000.00	$1,017.60	$7.52	1.49%
Class I	$1,000.00	$1,022.30	$2.73	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

8

Eaton Vance

Municipal Income Funds

March 31, 2016

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/15)	Ending Account Value (3/31/16)	Expenses Paid During Period* (10/1/15 – 3/31/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.40	$3.72	0.73%
Class C	$1,000.00	$1,033.50	$7.52	1.48%
Class I	$1,000.00	$1,038.40	$2.70	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.69	0.73%
Class C	$1,000.00	$1,017.60	$7.47	1.48%
Class I	$1,000.00	$1,022.40	$2.68	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2015.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.8%

Security	Principal Amount (000’s omitted)	Value

Education — 6.2%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,156,860
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	253,451
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	442,065
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30(1)	2,895	3,244,484
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,215,650
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,999,706
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	521,636
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	354,071
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,088,438
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,134,211
California State University, 5.25%, 11/1/31	1,465	1,723,778

		$13,134,350

Electric Utilities — 7.2%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,028,695
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,790,018
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,119,998
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,727,211
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,326,235
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,451,492
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,505	1,677,533

		$15,121,182

Escrowed / Prerefunded — 1.0%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(2)	$250	$256,708
Tustin Community Facilities District, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,073,120
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	665	726,798

		$2,056,626

Security	Principal Amount (000’s omitted)	Value

General Obligations — 33.1%
California, 5.00%, 9/1/23(1)	$3,000	$3,727,980
California, 5.00%, 9/1/31(1)	3,500	4,121,005
California, 5.50%, 11/1/35	2,500	2,971,825
California, 6.00%, 4/1/38	1,000	1,147,730
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,661,190
Grossmont Union High School District, (Election of 2008), 3.00%, 8/1/33(3)	2,500	2,510,075
Grossmont Union High School District, (Election of 2008), 4.00%, 8/1/30(3)	1,500	1,707,540
Grossmont Union High School District, (Election of 2008), 5.00%, 8/1/23(3)	560	696,282
Grossmont Union High School District, (Election of 2008), 5.00%, 8/1/27(3)	1,000	1,278,240
Los Alamitos Unified School District, 5.00%, 8/1/27	550	697,466
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,365,903
Moreland School District, 5.00%, 8/1/22	400	489,196
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	910,260
Oceanside Unified School District, (Election of 2008), 4.00%, 8/1/41(3)	3,000	3,210,450
Palo Alto, (Election of 2008), 5.00%, 8/1/40(4)	5,200	5,935,436
Redondo Beach Unified School District, 4.00%, 8/1/31(3)	500	560,465
Redondo Beach Unified School District, 5.00%, 8/1/25(3)	1,640	2,091,836
Redondo Beach Unified School District, 5.00%, 8/1/26(3)	1,905	2,454,402
Redondo Beach Unified School District, 5.00%, 8/1/27(3)	840	1,069,177
Redondo Beach Unified School District, 5.00%, 8/1/28(3)	1,000	1,262,050
Redondo Beach Unified School District, 5.00%, 8/1/29(3)	1,280	1,604,557
Ross Valley School District, (Election of 2010), 4.00%, 8/1/42(3)	5,000	5,380,800
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,194,316
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,213,220
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,106,610
San Jose Unified School District, 3.00%, 8/1/17	2,000	2,065,360
San Mateo-Foster City School District, (Election of 2015), 2.00%, 8/1/17	2,120	2,159,623
Santa Barbara Community College District, (Election of 2008), 4.00%, 8/1/17	2,000	2,093,440
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(4)(5)	5,400	6,058,098
Sweetwater Union High School District, 4.00%, 8/1/42	2,000	2,128,780
Vista Unified School District, 5.00%, 8/1/27	1,280	1,608,217
Vista Unified School District, 5.00%, 8/1/28	900	1,121,076
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,249,490

		$69,852,095

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29(1)	$1,855	$2,142,135
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,790,150
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	839,495
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,190,406
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,764,600
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,714,260
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/29	1,000	1,243,080
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/30	1,000	1,236,830
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(1)	3,000	3,626,970
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	116,943
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	233,136
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	188,796
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	119,212
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	169,821
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	572,825
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,733,883
California Statewide Communities Development Authority, (Kaiser Permanente), 1.24%, 5/1/17 (Put Date), 4/1/52(6)	1,000	1,003,170
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,016,880
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,373,734

		$23,076,326

Housing — 0.2%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, CHF-Irvine LLC), 3.00%, 5/15/16	$375	$376,193

		$376,193

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22(1)	$1,500	$1,556,370

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$2,043,160

		$3,599,530

Insured – Escrowed / Prerefunded — 0.5%
San Jose Unified School District, (FGIC), Escrowed to Maturity, 0.00%, 8/1/17	$1,175	$1,163,873

		$1,163,873

Insured – General Obligations — 2.2%
Palo Verde Community College District, (Election of 2014), (AGM), 4.00%, 8/1/41(3)	$710	$755,071
Palo Verde Community College District, (Election of 2014), (AGM), 4.00%, 8/1/45(3)	755	807,027
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	388,308
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	493,970
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	395,766
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,440	1,735,214

		$4,575,356

Insured – Lease Revenue / Certificates of Participation — 1.6%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,680	$2,236,299
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,183,956

		$3,420,255

Insured – Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,080,448
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	582,548
Successor Agency to Yuba City Redevelopment Agency, (AGM), 5.00%, 9/1/26	1,000	1,221,090

		$2,884,086

Insured – Transportation — 3.4%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$275	$273,375
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	210	198,093
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	105	94,009
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/19	1,580	1,336,143

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,390,662
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,660,196
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,330,105

		$7,282,583

Lease Revenue / Certificates of Participation — 3.8%
California Public Works Board, 5.00%, 5/1/22	$1,000	$1,209,040
California Public Works Board, 5.00%, 5/1/23	1,000	1,230,600
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	3,024,366
San Mateo County Joint Powers Financing Authority, (Youth Services Campus), 4.00%, 7/15/34	2,300	2,545,180

		$8,009,186

Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,469,916
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	750	790,702
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,061,187
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,522,239

		$5,844,044

Senior Living / Life Care — 2.0%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$704,451
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	595,105
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	918,536
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)(2)	1,000	1,162,160
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	848,319

		$4,228,571

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 10.2%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$921,492
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	428,081
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	685,655
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,796,389
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	305	320,512
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	672,875
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	535,824
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	516,974
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	624,221
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	410,990
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	899,696
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,500,175
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	605,015
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	300,040
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	418,717
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	296,787
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	866,656
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	342,007
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,840,080
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,150,030
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	597,699
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	896,652
Torrance Redevelopment Agency, 5.625%, 9/1/28	805	806,521
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,156,770

		$21,589,858

Transportation — 8.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,527,813
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,349,402

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)(5)	$3,080	$3,492,720
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30(1)	2,750	2,975,363
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,191,444

		$17,536,742

Water and Sewer — 4.3%
California Department of Water Resources, 5.00%, 12/1/29	$45	$49,193
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,310,080
Metropolitan Water District of Southern California, 0.17%, 3/27/18 (Put Date), 7/1/36(6)	2,000	1,992,120
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,821,550
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,897,635

		$9,070,578

Total Tax-Exempt Municipal Securities — 100.8% (identified cost $197,924,631)		$212,821,434

Taxable Municipal Securities — 11.7%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.7%
Palomar Community College District, 7.194%, 8/1/45(1)(7)	$6,600	$7,787,142

		$7,787,142

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,189,900

		$2,189,900

Insured – Special Tax Revenue — 6.1%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$243,274
Industry, Sales Tax Revenue, (AGM), 2.75%, 1/1/21	1,735	1,797,651
Industry, Sales Tax Revenue, (AGM), 3.00%, 1/1/22	1,340	1,379,276
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/23	1,080	1,108,998
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/24	1,130	1,153,301
Successor Agency to Coachella Redevelopment Agency, (AGM), 2.00%, 9/1/19	200	202,356

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to Coachella Redevelopment Agency, (AGM), 2.625%, 9/1/22	$180	$176,117
Successor Agency to Coachella Redevelopment Agency, (AGM), 3.75%, 9/1/31	1,600	1,584,544
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	405,896
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	913,801
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	988,444
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.884%, 8/1/25	1,065	1,114,799
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.984%, 8/1/26	275	281,837
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	263,328
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.50%, 12/1/21	85	84,386
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	227,033
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	296,292
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.125%, 12/1/24	200	198,718
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.25%, 12/1/25	200	198,394
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.50%, 12/1/26	265	265,225

		$12,883,670

Special Tax Revenue — 0.9%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$304,848
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	254,250
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	254,518
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	256,793
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	258,162
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	260,477

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	$220	$220,253

		$1,809,301

Total Taxable Municipal Securities — 11.7% (identified cost $24,122,837)		$24,670,013

Total Investments — 112.5% (identified cost $222,047,468)		$237,491,447

Other Assets, Less Liabilities — (12.5)%		$(26,468,985)

Net Assets — 100.0%		$211,022,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $1,418,868 or 0.7% of the Fund’s net assets.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,190,818.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Jun-16	$(7,873,482)	$(7,823,438)	$50,044
U.S. Long Treasury Bond	17	Short	Jun-16	(2,810,679)	(2,795,438)	15,241

						$65,285

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 104.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.5%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,501,480
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,986,905
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,369,344

		$12,857,729

Education — 18.3%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$1,000	$1,083,050
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,078,480
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/40	3,000	3,514,380
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,768,379
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,879,884
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,248,269
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,264,691
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,236,120
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,374,280
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,096,100

		$31,543,633

Escrowed / Prerefunded — 4.6%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$137,540
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,214,804
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,543,000
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	915	996,069

		$7,891,413

General Obligations — 20.8%
Danvers, 5.25%, 7/1/36	$2,800	$3,315,732

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lexington, 4.00%, 2/1/22	$1,315	$1,525,019
Lexington, 4.00%, 2/1/23	1,095	1,287,687
Massachusetts, 5.00%, 3/1/31	4,000	4,832,200
Massachusetts, 5.00%, 12/1/31	4,040	4,760,817
Melrose, 4.00%, 8/1/25	1,295	1,550,426
Melrose, 4.00%, 8/1/26	1,785	2,114,797
Newton, 5.00%, 4/1/36	4,500	5,030,055
Plymouth, 5.00%, 5/1/26	710	834,995
Plymouth, 5.00%, 5/1/28	1,160	1,359,439
Plymouth, 5.00%, 5/1/31	1,090	1,255,843
Plymouth, 5.00%, 5/1/32	1,000	1,152,150
Wayland, 5.00%, 2/1/33	1,790	2,064,282
Wayland, 5.00%, 2/1/36	2,680	3,082,589
Wellesley, 4.00%, 6/1/24	565	674,616
Winchester, 5.00%, 4/15/36	775	898,116

		$35,738,763

Hospital — 11.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,240,943
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,637,980
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,227,909
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	3,500	4,026,435
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,298,430
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,236,364
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,391,381
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,817,676
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	817,838

		$19,694,956

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,210,186

		$2,210,186

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,556,900
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	7,290,629

		$13,847,529

Insured – Escrowed / Prerefunded — 3.1%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	$4,980	$5,274,978
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	125	136,195

		$5,411,173

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,583,995

		$1,583,995

Insured – Special Tax Revenue — 5.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,161,579
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,627,511
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	20	21,184

		$8,810,274

Insured – Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,045	$1,097,354
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,680	1,687,560

		$2,784,914

Insured – Transportation — 6.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,897,499
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,853,292

		$11,750,791

Other Revenue — 2.9%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,787,287

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,195	$1,341,328
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,773,471

		$4,902,086

Senior Living / Life Care — 2.3%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$592,158
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	217	217,219
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	619,896
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,470,891

		$3,900,164

Special Tax Revenue — 6.0%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$300	$327,660
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,629,473
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,257,500
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,655,177
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,411,197

		$10,281,007

Transportation — 4.0%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,484,740
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,357,275

		$6,842,015

Total Tax-Exempt Investments — 104.6% (identified cost $158,922,455)		$180,050,628

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.9%
Boston Medical Center Corp., 4.519%, 7/1/26	$1,550	$1,603,073

Total Corporate Bonds & Notes — 0.9% (identified cost $1,560,676)		$1,603,073

Total Investments — 105.5% (identified cost $160,483,131)		$181,653,701

Other Assets, Less Liabilities — (5.5)%		$(9,485,805)

Net Assets — 100.0%		$172,167,896

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 24.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $5,518,192 or 3.2% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,650,629.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Jun-16	$(16,533,406)	$(16,443,750)	$89,656

						$89,656

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,672,272
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,135,420

		$15,807,692

Cogeneration — 0.8%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,315	$3,316,061

		$3,316,061

Education — 18.8%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	$300	$365,949
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	300,608
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	200	237,872
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	675,102
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	578,997
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,277,580
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,314,961
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,998,374
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,808,600
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,467,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,272,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,795,975
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	669,732
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/26(2)	525	664,372
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27(2)	670	852,434
New York Dormitory Authority, (New York University), 5.00%, 7/1/21	1,000	1,195,020
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,500	4,355,855

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27(2)	$1,000	$1,249,490
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,445,287
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,476,395
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,720,587
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,286,246
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	293,155
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,668,120
New York Dormitory Authority, (State University), 5.00%, 7/1/20	1,285	1,490,471
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,210,640
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,357,010
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,056,534
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,730,611
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,096,364

		$79,912,241

Electric Utilities — 4.6%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,380,634
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,700
New York Power Authority, 5.00%, 11/15/31	1,000	1,172,550
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,489,343
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,758,835
Utility Debt Securitization Authority, 5.00%, 12/15/41	4,195	4,941,836

		$19,768,898

Escrowed / Prerefunded — 2.0%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$3,830	$4,354,021
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	870	985,118
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,238,418

		$8,577,557

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 4.3%
New York, 5.00%, 12/15/30	$5,000	$5,888,300
New York City, 5.00%, 8/1/28	5,000	6,229,200
New York City, 5.30%, 4/1/27	250	282,490
New York City, 5.375%, 4/1/36	4,130	4,654,262
New York City, 6.25%, 10/15/28	170	193,268
Saratoga County, 4.75%, 7/15/37	1,000	1,075,130

		$18,322,650

Hospital — 8.6%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$286,053
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	285,645
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	228,352
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	171,020
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	426,414
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,895,350
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,555	1,560,800
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	4,001,725
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	2,500	2,946,050
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,588,364
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,708,389
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,556,561
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,103,548
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29(3)	2,750	2,754,483
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,209
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	3,018,852
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	550,615
Westchester County Local Development Corp., (Westchester Medical Center Obligated Group), 3.75%, 11/1/37	5,000	4,988,850

		$36,767,280

Security	Principal Amount (000’s omitted)	Value

Housing — 2.3%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,536,960
New York City Housing Development Corp., MFMR, 3.45%, 11/1/36	4,000	4,054,720
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,113,600

		$9,705,280

Industrial Development Revenue — 4.1%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,105,600
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	3,750	3,834,450
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,986,020
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(4)	2,580	2,641,094

		$17,567,164

Insured – Education — 2.7%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,917,722
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,379,353

		$11,297,075

Insured – Electric Utilities — 1.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,903,650

		$4,903,650

Insured – Escrowed / Prerefunded — 4.5%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,248,276
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,523,084
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	12,599,963

		$19,371,323

Insured – General Obligations — 2.4%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,116,012

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	$2,700	$3,039,876
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,906,973

		$10,062,861

Insured – Other Revenue — 2.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,732,958
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,628,488
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,755,992

		$11,117,438

Lease Revenue / Certificates of Participation — 2.3%
New York Urban Development Corp., 5.70%, 4/1/20	$8,990	$9,808,899

		$9,808,899

Other Revenue — 6.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$5,456,751
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,451,772
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,867,354
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,788,594
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,106,460
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,184,871
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(4)	3,500	3,766,175
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,918,300

		$25,540,277

Senior Living / Life Care — 2.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$4,983,255
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	770,587
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	322,577
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,692,843

		$8,769,262

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 14.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,709,710
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,785,482
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	5,490	6,484,843
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,732,750
New York Convention Center Development Corp., 5.00%, 11/15/45	2,180	2,538,022
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,732,590
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,000	3,595,770
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,150,650
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,059,775
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,565,130
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	5,000	6,390,450
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,266,850
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,230,950
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,125,229

		$60,368,201

Transportation — 10.8%
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	$3,195	$3,754,956
Metropolitan Transportation Authority, Series 2016A, 5.00%, 11/15/27	1,000	1,249,350
Metropolitan Transportation Authority, 5.00%, 11/15/35	2,500	2,972,650
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,876,773
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,133,980
New York Thruway Authority, 5.00%, 1/1/29	1,500	1,813,995
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,473,505
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,593,332
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,400,817
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,165,625
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,900	5,712,077
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,500	2,981,975
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	4,120	4,855,997
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	9,969,480

		$45,954,512

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.1%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$375,552
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	360,834
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	198,601
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	305,148
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	291,886
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	279,489
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	266,737
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,769,025
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,123,550
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	3,450	3,813,147

		$8,783,969

Total Tax-Exempt Investments — 100.0% (identified cost $380,082,611)		$425,722,290

Miscellaneous — 0.2%

Security	Units	Value

Real Estate — 0.2%
CMS Liquidating Trust(4)(6)(7)	400	$1,085,843

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$1,085,843

Total Investments — 100.2% (identified cost $381,362,611)		$426,808,133

Other Assets, Less Liabilities — (0.2)%		$(1,007,259)

Net Assets — 100.0%		$425,800,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $11,327,562 or 2.7% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,513,147.

(6)	Non-income producing.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Jun-16	$(21,162,759)	$(21,048,000)	$114,759

						$114,759

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

22	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.3%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,172,930
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,985	4,451,763

		$5,624,693

Education — 6.2%
Cuyahoga Community College District, 5.00%, 2/1/29	$310	$381,331
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,243,680
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	455	508,722
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,364,000
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	647,696
Ohio State University, 5.00%, 12/1/29	1,060	1,385,484
Wright State University, 5.00%, 5/1/31	1,000	1,141,720

		$10,672,633

Electric Utilities — 0.7%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,259,226

		$1,259,226

Escrowed / Prerefunded — 4.9%
Cincinnati Water System Authority, Prerefunded to 12/1/16, 4.50%, 12/1/23	$2,000	$2,052,960
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	2,500	2,900,600
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,392,404
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,122,990
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	61,040
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	859,193

		$8,389,187

General Obligations — 4.8%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,116,050
Lake County Community College District, (Lakeland Community College), 5.00%, 12/1/37	1,000	1,202,640

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lakewood City School District, 5.00%, 12/1/33	$1,000	$1,183,420
Lakewood City School District, 5.00%, 11/1/36	1,330	1,563,295
Miami Trace Local School District, 5.00%, 12/1/38	750	878,468
Northwest Local School District, 5.00%, 12/1/40	500	572,435
Willoughby-Eastlake City School District, 5.00%, 12/1/30	1,440	1,754,424

		$8,270,732

Hospital — 12.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,759,312
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,791,975
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,054,671
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,391,292
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	802,551
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,256,325
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,118,490
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	484,555
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,249,465
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,646,009
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,737,135
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	516,650
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	236,388

		$22,044,818

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,388,044

		$2,388,044

Insured – Education — 4.7%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,412,575
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,671,298
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,862,621

		$7,946,494

23	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 6.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$273,383
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,796,948
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,324,160
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,857,225
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,402,568
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,018,025

		$10,672,309

Insured – Escrowed / Prerefunded — 6.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,383,526
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,544,580
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	169,917
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	848,287
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,250,092
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,758,419
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,264,651

		$11,219,472

Insured – General Obligations — 25.7%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,389,232
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,958,800
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,658,825
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,684,182
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,791,568
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,494,375
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,514,250
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,536,806

		$44,028,038

Insured – Hospital — 1.9%
Lorain County, (Catholic Healthcare Partners), (AGM), 17.613%, 2/1/29(2)(3)(4)	$2,575	$3,255,624

		$3,255,624

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 8.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,330,407
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,410,300
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,705,620
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	5,116,150

		$14,562,477

Lease Revenue / Certificates of Participation — 1.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$164,692
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,681,050

		$1,845,742

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,854,062
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,644,018

		$4,498,080

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$648,225
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,059,927

		$1,708,152

Special Tax Revenue — 5.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,184,520
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,181,170
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,193,690
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,444,260
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,228,360
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	695,127
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,141,423

		$9,068,550

Water and Sewer — 3.4%
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	$1,500	$1,866,780
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,460,983

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Ohio Water Development Authority, 5.00%, 12/1/35	$2,000	$2,452,400

		$5,780,163

Total Tax-Exempt Investments — 101.2% (identified cost $153,398,321)		$173,234,434

Other Assets, Less Liabilities — (1.2)%		$(2,039,553)

Net Assets — 100.0%		$171,194,881

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at

March 31, 2016, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 24.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $3,255,624 or 1.9% of the Fund’s net assets.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Jun-16	$(14,053,395)	$(13,977,188)	$76,207

						$76,207

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited)

	March 31, 2016
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$222,047,468	$160,483,131	$381,362,611	$153,398,321
Unrealized appreciation	15,443,979	21,170,570	45,445,522	19,836,113
Investments, at value	$237,491,447	$181,653,701	$426,808,133	$173,234,434
Cash	$4,617,003	$79,835	$16,168,672	$766,972
Restricted cash*	153,000	411,000	526,000	347,000
Interest receivable	2,099,899	1,962,575	5,176,678	2,243,190
Receivable for investments sold	5,233,916	—	2,366,885	—
Receivable for Fund shares sold	2,914,525	143,009	1,968,545	147,082
Total assets	$252,509,790	$184,250,120	$453,014,913	$176,738,678

Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$22,150,000	$5,000,000
Demand note payable	—	100,000	—	—
Payable for investments purchased	42,306	—	—	—
Payable for when-issued securities	30,112,618	—	2,732,216	—
Payable for variation margin on open financial futures contracts	38,969	96,875	124,000	82,344
Payable for Fund shares redeemed	495,884	234,946	1,616,249	205,656
Distributions payable	77,602	85,720	198,687	89,358
Payable to affiliates:
Investment adviser fee	71,150	53,853	139,818	54,268
Distribution and service fees	48,561	36,174	105,238	40,168
Interest expense and fees payable	12,415	17,261	42,554	8,527
Accrued expenses	67,823	67,395	105,277	63,476
Total liabilities	$41,487,328	$12,082,224	$27,214,039	$5,543,797
Net Assets	$211,022,462	$172,167,896	$425,800,874	$171,194,881

Sources of Net Assets
Paid-in capital	$213,443,862	$187,800,783	$423,627,874	$180,409,362
Accumulated net realized loss	(18,316,042)	(37,224,758)	(43,804,460)	(29,073,801)
Accumulated undistributed (distributions in excess of) net investment income	385,378	331,645	417,179	(53,000)
Net unrealized appreciation	15,509,264	21,260,226	45,560,281	19,912,320
Net Assets	$211,022,462	$172,167,896	$425,800,874	$171,194,881

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2016
Class A Shares	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Net Assets	$134,809,453	$110,574,756	$278,872,313	$132,397,857
Shares Outstanding	12,797,072	12,081,612	27,135,378	14,336,692
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.53	$9.15	$10.28	$9.23
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.06	$9.61	$10.79	$9.69

Class B Shares
Net Assets	$—	$—	$2,213,675	$—
Shares Outstanding	—	—	215,115	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.29	$—

Class C Shares
Net Assets	$25,089,732	$22,314,592	$72,270,822	$22,631,249
Shares Outstanding	2,575,622	2,436,890	7,028,999	2,452,170
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.74	$9.16	$10.28	$9.23

Class I Shares
Net Assets	$51,123,277	$39,278,548	$72,444,064	$16,165,775
Shares Outstanding	4,849,381	4,292,413	7,049,505	1,749,399
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.54	$9.15	$10.28	$9.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2016
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$3,662,612	$3,538,280	$8,162,687	$3,705,005
Total investment income	$3,662,612	$3,538,280	$8,162,687	$3,705,005

Expenses
Investment adviser fee	$379,918	$320,478	$799,227	$319,770
Distribution and service fees
Class A	161,265	110,307	269,664	132,546
Class B	—	—	12,170	—
Class C	94,769	102,616	319,163	104,141
Trustees’ fees and expenses	5,116	4,781	10,977	4,769
Custodian fee	26,973	25,039	48,758	25,174
Transfer and dividend disbursing agent fees	28,781	31,678	77,072	34,497
Legal and accounting services	38,135	34,919	42,237	30,421
Printing and postage	7,701	6,983	13,402	7,557
Registration fees	909	5,989	2,849	3,694
Interest expense and fees	27,856	37,137	72,298	12,206
Miscellaneous	15,487	12,947	18,112	11,297
Total expenses	$786,910	$692,874	$1,685,929	$686,072

Net investment income	$2,875,702	$2,845,406	$6,476,758	$3,018,933

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,386,035	$1,069,331	$1,617,089	$(59)
Financial futures contracts	(516,618)	(1,351,533)	(1,729,961)	(1,148,803)
Net realized gain (loss)	$1,869,417	$(282,202)	$(112,872)	$(1,148,862)
Change in unrealized appreciation (depreciation) —
Investments	$2,777,701	$2,294,658	$7,897,874	$3,946,120
Financial futures contracts	195,609	370,313	474,000	314,765
Net change in unrealized appreciation (depreciation)	$2,973,310	$2,664,971	$8,371,874	$4,260,885

Net realized and unrealized gain	$4,842,727	$2,382,769	$8,259,002	$3,112,023

Net increase in net assets from operations	$7,718,429	$5,228,175	$14,735,760	$6,130,956

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$2,875,702	$2,845,406	$6,476,758	$3,018,933
Net realized gain (loss) from investment transactions and financial futures contracts	1,869,417	(282,202)	(112,872)	(1,148,862)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,973,310	2,664,971	8,371,874	4,260,885
Net increase in net assets from operations	$7,718,429	$5,228,175	$14,735,760	$6,130,956
Distributions to shareholders —
From net investment income
Class A	$(2,066,777)	$(2,016,074)	$(4,502,535)	$(2,407,359)
Class B	—	—	(33,420)	—
Class C	(229,760)	(313,465)	(867,799)	(315,869)
Class I	(564,247)	(701,269)	(1,064,208)	(266,033)
Total distributions to shareholders	$(2,860,784)	$(3,030,808)	$(6,467,962)	$(2,989,261)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,959,794	$5,577,204	$24,579,960	$7,237,708
Class B	—	—	12,583	—
Class C	9,874,006	2,044,206	11,480,770	1,735,434
Class I	31,457,220	8,708,828	23,644,226	4,516,222
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,720,860	1,681,893	3,874,083	2,008,294
Class B	—	—	27,244	—
Class C	175,484	243,394	649,218	256,045
Class I	496,720	559,457	690,969	205,584
Cost of shares redeemed
Class A	(5,076,850)	(8,141,444)	(20,879,358)	(9,342,544)
Class B	—	—	(473,428)	—
Class C	(800,562)	(1,327,780)	(3,969,425)	(1,668,643)
Class I	(3,657,007)	(3,315,795)	(5,630,725)	(1,361,856)
Net asset value of shares exchanged
Class A	—	—	364,749	—
Class B	—	—	(364,749)	—
Net increase in net assets from Fund share transactions	$46,149,665	$6,029,963	$34,006,117	$3,586,244

Net increase in net assets	$51,007,310	$8,227,330	$42,273,915	$6,727,939

Net Assets
At beginning of period	$160,015,152	$163,940,566	$383,526,959	$164,466,942
At end of period	$211,022,462	$172,167,896	$425,800,874	$171,194,881

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$385,378	$331,645	$417,179	$(53,000)

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$5,623,756	$5,771,982	$12,675,641	$6,113,284
Net realized gain (loss) from investment transactions and financial futures contracts	2,342,144	(616,265)	174,226	(481,518)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,881,966)	(1,004,060)	(2,807,380)	(1,682,520)
Net increase in net assets from operations	$6,083,934	$4,151,657	$10,042,487	$3,949,246
Distributions to shareholders —
From net investment income
Class A	$(4,444,820)	$(4,063,303)	$(9,267,910)	$(4,954,790)
Class B	—	—	(103,087)	—
Class C	(333,985)	(574,694)	(1,580,369)	(656,218)
Class I	(812,299)	(1,180,785)	(1,652,799)	(445,500)
Total distributions to shareholders	$(5,591,104)	$(5,818,782)	$(12,604,165)	$(6,056,508)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,197,975	$7,886,583	$43,001,959	$11,792,097
Class B	—	—	28,650	—
Class C	6,179,865	4,613,344	19,441,185	4,311,427
Class I	15,511,547	13,479,054	25,736,719	5,021,714
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,607,388	3,328,905	8,070,166	4,243,193
Class B	—	—	82,275	—
Class C	227,038	440,897	1,212,276	525,582
Class I	521,225	910,906	1,021,676	340,588
Cost of shares redeemed
Class A	(18,027,522)	(15,111,052)	(31,251,750)	(16,937,873)
Class B	—	—	(524,147)	—
Class C	(1,409,022)	(2,557,287)	(6,183,143)	(2,743,382)
Class I	(17,597,610)	(7,198,332)	(8,058,544)	(1,533,501)
Net asset value of shares exchanged
Class A	—	—	921,049	—
Class B	—	—	(921,049)	—
Net increase in net assets from Fund share transactions	$5,210,884	$5,793,018	$52,577,322	$5,019,845

Net increase in net assets	$5,703,714	$4,125,893	$50,015,644	$2,912,583

Net Assets
At beginning of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359
At end of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,383	$(82,672)

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.250		$10.230	$9.580	$10.410	$9.560	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.377	$0.394	$0.377	$0.391	$0.457
Net realized and unrealized gain (loss)	0.280		0.018	0.647	(0.833)	0.846	(0.454)

Total income (loss) from operations	$0.447		$0.395	$1.041	$(0.456)	$1.237	$0.003

Less Distributions
From net investment income	$(0.167)		$(0.375)	$(0.391)	$(0.374)	$(0.387)	$(0.443)

Total distributions	$(0.167)		$(0.375)	$(0.391)	$(0.374)	$(0.387)	$(0.443)

Net asset value — End of period	$10.530		$10.250	$10.230	$9.580	$10.410	$9.560

Total Return(2)	4.39	%(3)	3.92%	11.07%	(4.51)%	13.17%	0.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,809		$122,727	$120,695	$133,046	$158,892	$151,148
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.81	%(5)	0.84%	0.85%	0.84%	0.84%	0.87%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(4)	0.84	%(5)	0.88%	0.89%	0.88%	0.90%	0.99%
Net investment income	3.22	%(5)	3.68%	3.99%	3.71%	3.91%	4.92%
Portfolio Turnover	60	%(3)	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.480		$9.460	$8.860	$9.630	$8.840	$9.250

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.277	$0.296	$0.278	$0.292	$0.358
Net realized and unrealized gain (loss)	0.261		0.019	0.597	(0.773)	0.787	(0.423)

Total income (loss) from operations	$0.378		$0.296	$0.893	$(0.495)	$1.079	$(0.065)

Less Distributions
From net investment income	$(0.118)		$(0.276)	$(0.293)	$(0.275)	$(0.289)	$(0.345)

Total distributions	$(0.118)		$(0.276)	$(0.293)	$(0.275)	$(0.289)	$(0.345)

Net asset value — End of period	$9.740		$9.480	$9.460	$8.860	$9.630	$8.840

Total Return(2)	4.00	%(3)	3.17%	10.23%	(5.25)%	12.38%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,090		$15,343	$10,297	$10,237	$12,572	$10,211
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.55	%(5)	1.59%	1.60%	1.59%	1.59%	1.62%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(4)	1.58	%(5)	1.63%	1.64%	1.63%	1.65%	1.74%
Net investment income	2.43	%(5)	2.92%	3.24%	2.95%	3.15%	4.18%
Portfolio Turnover	60	%(3)	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.260		$10.240	$9.590	$10.420	$9.560	$10.010

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.403	$0.419	$0.402	$0.413	$0.479
Net realized and unrealized gain (loss)	0.282		0.018	0.647	(0.833)	0.860	(0.463)

Total income (loss) from operations	$0.460		$0.421	$1.066	$(0.431)	$1.273	$0.016

Less Distributions
From net investment income	$(0.180)		$(0.401)	$(0.416)	$(0.399)	$(0.413)	$(0.466)

Total distributions	$(0.180)		$(0.401)	$(0.416)	$(0.399)	$(0.413)	$(0.466)

Net asset value — End of period	$10.540		$10.260	$10.240	$9.590	$10.420	$9.560

Total Return(2)	4.51	%(3)	4.18%	11.33%	(4.27)%	13.56%	0.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,123		$21,945	$23,320	$26,025	$15,310	$8,938
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.56	%(5)	0.59%	0.60%	0.59%	0.59%	0.62%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.04%	0.04%	0.06%	0.12%
Total expenses(4)	0.59	%(5)	0.63%	0.64%	0.63%	0.65%	0.74%
Net investment income	3.41	%(5)	3.92%	4.25%	3.97%	4.12%	5.15%
Portfolio Turnover	60	%(3)	66%	12%	33%	23%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.030		$9.120	$8.560	$9.380	$8.700	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.156		$0.322	$0.347	$0.342	$0.360	$0.410
Net realized and unrealized gain (loss)	0.130		(0.088)	0.566	(0.822)	0.670	(0.179)

Total income (loss) from operations	$0.286		$0.234	$0.913	$(0.480)	$1.030	$0.231

Less Distributions
From net investment income	$(0.166)		$(0.324)	$(0.353)	$(0.340)	$(0.350)	$(0.401)

Total distributions	$(0.166)		$(0.324)	$(0.353)	$(0.340)	$(0.350)	$(0.401)

Net asset value — End of period	$9.150		$9.030	$9.120	$8.560	$9.380	$8.700

Total Return(2)	3.19	%(3)	2.60%	10.86%	(5.27)%	12.05%	2.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$110,575		$109,990	$115,002	$119,390	$148,671	$163,879
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.72%	0.73%	0.74%	0.74%	0.77%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(4)	0.77	%(5)	0.77%	0.78%	0.81%	0.82%	0.86%
Net investment income	3.44	%(5)	3.54%	3.93%	3.74%	3.99%	4.93%
Portfolio Turnover	9	%(3)	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.040		$9.120	$8.560	$9.390	$8.710	$8.880

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.252	$0.281	$0.274	$0.291	$0.348
Net realized and unrealized gain (loss)	0.130		(0.076)	0.566	(0.833)	0.671	(0.180)

Total income (loss) from operations	$0.252		$0.176	$0.847	$(0.559)	$0.962	$0.168

Less Distributions
From net investment income	$(0.132)		$(0.256)	$(0.287)	$(0.271)	$(0.282)	$(0.338)

Total distributions	$(0.132)		$(0.256)	$(0.287)	$(0.271)	$(0.282)	$(0.338)

Net asset value — End of period	$9.160		$9.040	$9.120	$8.560	$9.390	$8.710

Total Return(2)	2.80	%(3)	1.95%	10.04%	(6.08)%	11.21%	2.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,315		$21,074	$18,787	$19,148	$23,766	$20,018
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.47%	1.48%	1.49%	1.49%	1.52%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(4)	1.52	%(5)	1.52%	1.53%	1.56%	1.57%	1.61%
Net investment income	2.68	%(5)	2.78%	3.18%	2.99%	3.22%	4.18%
Portfolio Turnover	9	%(3)	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.030		$9.120	$8.560	$9.380	$8.700	$8.870

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.338	$0.361	$0.360	$0.377	$0.428
Net realized and unrealized gain (loss)	0.130		(0.086)	0.570	(0.822)	0.671	(0.181)

Total income (loss) from operations	$0.295		$0.252	$0.931	$(0.462)	$1.048	$0.247

Less Distributions
From net investment income	$(0.175)		$(0.342)	$(0.371)	$(0.358)	$(0.368)	$(0.417)

Total distributions	$(0.175)		$(0.342)	$(0.371)	$(0.358)	$(0.368)	$(0.417)

Net asset value — End of period	$9.150		$9.030	$9.120	$8.560	$9.380	$8.700

Total Return(2)	3.29	%(3)	2.80%	11.09%	(5.08)%	12.28%	3.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,279		$32,876	$26,026	$16,229	$16,643	$12,542
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.52%	0.53%	0.54%	0.54%	0.57%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.07%	0.08%	0.09%
Total expenses(4)	0.57	%(5)	0.57%	0.58%	0.61%	0.62%	0.66%
Net investment income	3.62	%(5)	3.72%	4.07%	3.95%	4.16%	5.15%
Portfolio Turnover	9	%(3)	10%	6%	4%	22%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.070		$10.140	$9.510	$10.320	$9.610	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.365	$0.400	$0.399	$0.420	$0.457
Net realized and unrealized gain (loss)	0.210		(0.072)	0.629	(0.808)	0.709	(0.184)

Total income (loss) from operations	$0.380		$0.293	$1.029	$(0.409)	$1.129	$0.273

Less Distributions
From net investment income	$(0.170)		$(0.363)	$(0.399)	$(0.401)	$(0.419)	$(0.453)

Total distributions	$(0.170)		$(0.363)	$(0.399)	$(0.401)	$(0.419)	$(0.453)

Net asset value — End of period	$10.280		$10.070	$10.140	$9.510	$10.320	$9.610

Total Return(2)	3.80	%(3)	2.93%	11.02%	(4.10)%	11.98%	3.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$278,872		$265,348	$246,418	$224,465	$267,732	$254,304
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.70	%(5)	0.71%	0.73%	0.75%	0.76%	0.79%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(4)	0.74	%(5)	0.76%	0.79%	0.82%	0.84%	0.89%
Net investment income	3.34	%(5)	3.61%	4.08%	3.95%	4.22%	4.95%
Portfolio Turnover	9	%(3)	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	New York Fund — Class B
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.080		$10.150	$9.520	$10.330	$9.620	$9.800

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.291	$0.330	$0.324	$0.347	$0.387
Net realized and unrealized gain (loss)	0.209		(0.073)	0.625	(0.808)	0.708	(0.182)

Total income (loss) from operations	$0.342		$0.218	$0.955	$(0.484)	$1.055	$0.205

Less Distributions
From net investment income	$(0.132)		$(0.288)	$(0.325)	$(0.326)	$(0.345)	$(0.385)

Total distributions	$(0.132)		$(0.288)	$(0.325)	$(0.326)	$(0.345)	$(0.385)

Net asset value — End of period	$10.290		$10.080	$10.150	$9.520	$10.330	$9.620

Total Return(2)	3.41	%(3)	2.17%	10.19%	(4.81)%	11.14%	2.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,214		$2,959	$4,315	$5,687	$8,829	$10,240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.47%	1.49%	1.50%	1.51%	1.54%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(4)	1.50	%(5)	1.52%	1.55%	1.57%	1.59%	1.64%
Net investment income	2.62	%(5)	2.88%	3.36%	3.19%	3.48%	4.19%
Portfolio Turnover	9	%(3)	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.070		$10.140	$9.520	$10.320	$9.610	$9.790

Income (Loss) From Operations
Net investment income(1)	$0.132		$0.288	$0.327	$0.323	$0.345	$0.387
Net realized and unrealized gain (loss)	0.210		(0.071)	0.618	(0.797)	0.710	(0.183)

Total income (loss) from operations	$0.342		$0.217	$0.945	$(0.474)	$1.055	$0.204

Less Distributions
From net investment income	$(0.132)		$(0.287)	$(0.325)	$(0.326)	$(0.345)	$(0.384)

Total distributions	$(0.132)		$(0.287)	$(0.325)	$(0.326)	$(0.345)	$(0.384)

Net asset value — End of period	$10.280		$10.070	$10.140	$9.520	$10.320	$9.610

Total Return(2)	3.41	%(3)	2.17%	10.08%	(4.71)%	11.15%	2.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,271		$62,713	$48,653	$40,695	$46,914	$38,670
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.46%	1.48%	1.50%	1.50%	1.54%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(4)	1.49	%(5)	1.51%	1.54%	1.57%	1.58%	1.64%
Net investment income	2.58	%(5)	2.85%	3.32%	3.20%	3.46%	4.19%
Portfolio Turnover	9	%(3)	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.070		$10.140	$9.510	$10.320	$9.610	$9.780

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.384	$0.418	$0.419	$0.439	$0.474
Net realized and unrealized gain (loss)	0.211		(0.071)	0.630	(0.808)	0.710	(0.172)

Total income (loss) from operations	$0.390		$0.313	$1.048	$(0.389)	$1.149	$0.302

Less Distributions
From net investment income	$(0.180)		$(0.383)	$(0.418)	$(0.421)	$(0.439)	$(0.472)

Total distributions	$(0.180)		$(0.383)	$(0.418)	$(0.421)	$(0.439)	$(0.472)

Net asset value — End of period	$10.280		$10.070	$10.140	$9.510	$10.320	$9.610

Total Return(2)	3.90	%(3)	3.14%	11.24%	(3.91)%	12.20%	3.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,444		$52,507	$34,125	$20,814	$26,159	$15,243
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.51%	0.53%	0.55%	0.55%	0.59%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.06%	0.07%	0.08%	0.10%
Total expenses(4)	0.54	%(5)	0.56%	0.59%	0.62%	0.63%	0.69%
Net investment income	3.52	%(5)	3.80%	4.25%	4.15%	4.40%	5.13%
Portfolio Turnover	9	%(3)	8%	4%	5%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.060		$9.180	$8.600	$9.490	$8.790	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.348	$0.366	$0.353	$0.364	$0.383
Net realized and unrealized gain (loss)	0.168		(0.123)	0.579	(0.892)	0.698	(0.353)

Total income (loss) from operations	$0.336		$0.225	$0.945	$(0.539)	$1.062	$0.030

Less Distributions
From net investment income	$(0.166)		$(0.345)	$(0.365)	$(0.351)	$(0.362)	$(0.380)

Total distributions	$(0.166)		$(0.345)	$(0.365)	$(0.351)	$(0.362)	$(0.380)

Net asset value — End of period	$9.230		$9.060	$9.180	$8.600	$9.490	$8.790

Total Return(2)	3.74	%(3)	2.48%	11.19%	(5.83)%	12.29%	0.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,398		$130,016	$132,578	$142,380	$187,540	$178,802
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.72%	0.69%	0.74%	0.73%	0.76%
Interest and fee expense(6)	0.01	%(5)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(4)	0.73	%(5)	0.74%	0.73%	0.77%	0.76%	0.79%
Net investment income	3.67	%(5)	3.81%	4.11%	3.84%	3.97%	4.48%
Portfolio Turnover	4	%(3)	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.060		$9.170	$8.600	$9.480	$8.790	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.279	$0.298	$0.284	$0.293	$0.319
Net realized and unrealized gain (loss)	0.169		(0.113)	0.570	(0.882)	0.690	(0.353)

Total income (loss) from operations	$0.302		$0.166	$0.868	$(0.598)	$0.983	$(0.034)

Less Distributions
From net investment income	$(0.132)		$(0.276)	$(0.298)	$(0.282)	$(0.293)	$(0.316)

Total distributions	$(0.132)		$(0.276)	$(0.298)	$(0.282)	$(0.293)	$(0.316)

Net asset value — End of period	$9.230		$9.060	$9.170	$8.600	$9.480	$8.790

Total Return(2)	3.35	%(3)	1.83%	10.24%	(6.44)%	11.34%	(0.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,631		$21,899	$20,094	$21,739	$27,921	$21,580
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.47%	1.44%	1.49%	1.48%	1.51%
Interest and fee expense(6)	0.01	%(5)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(4)	1.48	%(5)	1.49%	1.48%	1.52%	1.51%	1.54%
Net investment income	2.92	%(5)	3.06%	3.35%	3.09%	3.20%	3.72%
Portfolio Turnover	4	%(3)	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.070		$9.180	$8.610	$9.490	$8.800	$9.140

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.366	$0.382	$0.372	$0.382	$0.400
Net realized and unrealized gain (loss)	0.169		(0.113)	0.571	(0.883)	0.688	(0.343)

Total income (loss) from operations	$0.346		$0.253	$0.953	$(0.511)	$1.070	$0.057

Less Distributions
From net investment income	$(0.176)		$(0.363)	$(0.383)	$(0.369)	$(0.380)	$(0.397)

Total distributions	$(0.176)		$(0.363)	$(0.383)	$(0.369)	$(0.380)	$(0.397)

Net asset value — End of period	$9.240		$9.070	$9.180	$8.610	$9.490	$8.800

Total Return(2)	3.84	%(3)	2.80%	11.28%	(5.53)%	12.39%	0.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,166		$12,552	$8,882	$6,596	$6,415	$4,486
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.52%	0.50%	0.54%	0.53%	0.56%
Interest and fee expense(6)	0.01	%(5)	0.02%	0.04%	0.03%	0.03%	0.03%
Total expenses(4)	0.53	%(5)	0.54%	0.54%	0.57%	0.56%	0.59%
Net investment income	3.85	%(5)	4.00%	4.28%	4.06%	4.16%	4.66%
Portfolio Turnover	4	%(3)	4%	5%	9%	9%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The California Opportunities Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

44

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$22,150,000	$5,000,000
Interest Rate or Range of Interest Rates (%)	0.40 - 0.43	0.45 - 0.54	0.44 - 0.45	0.42 - 0.43
Collateral for Floating Rate Notes Outstanding	$15,486,254	$18,961,071	$34,190,647	$9,958,800

For the six months ended March 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$22,150,000	$5,000,000
Average Interest Rate	0.53%	0.65%	0.65%	0.49%

45

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred

46

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2016	$169,851	$91,224	$2,215,774	$240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$20,406,477	$35,033,012	$34,304,509	$18,696,847

Deferred capital losses:
Short-term	$—	$1,750,107	$2,357,481	$4,249,078
Long-term	$—	$1,060,671	$6,908,030	$5,296,499

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$211,423,482	$148,657,882	$359,716,369	$148,296,302

Gross unrealized appreciation	$16,302,881	$21,630,438	$45,135,921	$19,953,215
Gross unrealized depreciation	(754,916)	(24,619)	(194,157)	(15,083)

Net unrealized appreciation	$15,547,965	$21,605,819	$44,941,764	$19,938,132

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

47

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$379,918	$320,478	$799,227	$319,770
Effective Annual Rate	0.42%	0.38%	0.40%	0.38%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2016 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$3,105	$3,489	$8,589	$2,869
EVD’s Class A Sales Charges	$19,349	$11,174	$45,502	$8,461

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2016 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$161,265	$110,307	$269,664	$132,546

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2016, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$9,608	$—
Class C Distribution Fees	$71,077	$81,013	$251,971	$82,217

48

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2016 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$2,562	$—
Class C Service Fees	$23,692	$21,603	$67,192	$21,924

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$2,000	$—
Class B	$—	$—	$3,000	$—
Class C	$1,000	$100	$5,000	$3,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2016 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$180,515,587	$20,622,523	$65,944,842	$8,988,863
Sales	$118,839,964	$15,022,330	$38,672,356	$7,060,000

49

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,151,502	—	1,022,438	3,014,734
Issued to shareholders electing to receive payments of distributions in Fund shares	165,168	—	18,194	47,542
Redemptions	(487,749)	—	(83,009)	(351,404)

Net increase	828,921	—	957,623	2,710,872

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,573,527	—	654,220	1,517,965
Issued to shareholders electing to receive payments of distributions in Fund shares	352,028	—	23,960	50,837
Redemptions	(1,758,884)	—	(148,999)	(1,708,118)

Net increase (decrease)	166,671	—	529,181	(139,316)

Massachusetts Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	612,527	—	223,978	954,784
Issued to shareholders electing to receive payments of distributions in Fund shares	184,416	—	26,668	61,331
Redemptions	(891,542)	—	(145,551)	(364,083)

Net increase (decrease)	(94,599)	—	105,095	652,032

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	866,125	—	505,264	1,481,207
Issued to shareholders electing to receive payments of distributions in Fund shares	366,192	—	48,493	100,320
Redemptions	(1,665,581)	—	(280,864)	(795,491)

Net increase (decrease)	(433,264)	—	272,893	786,036

50

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

New York Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	2,411,256	1,231	1,127,275	2,318,128
Issued to shareholders electing to receive payments of distributions in Fund shares	379,914	2,671	63,651	67,718
Redemptions	(2,050,705)	(46,519)	(388,817)	(552,627)
Exchange from Class B shares	35,874	—	—	—
Exchange to Class A shares	—	(35,804)	—	—

Net increase (decrease)	776,339	(78,421)	802,109	1,833,219

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	4,253,996	2,840	1,920,787	2,544,573
Issued to shareholders electing to receive payments of distributions in Fund shares	797,912	8,120	119,825	101,077
Redemptions	(3,095,822)	(51,512)	(611,624)	(796,351)
Exchange from Class B shares	91,179	—	—	—
Exchange to Class A shares	—	(91,066)	—	—

Net increase (decrease)	2,047,265	(131,618)	1,428,988	1,849,299

Ohio Fund
	Six Months Ended March 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	792,914	—	189,384	491,596
Issued to shareholders electing to receive payments of distributions in Fund shares	218,973	—	27,932	22,390
Redemptions	(1,018,414)	—	(182,520)	(148,489)

Net increase (decrease)	(6,527)	—	34,796	365,497

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,289,860	—	470,614	547,259
Issued to shareholders electing to receive payments of distributions in Fund shares	464,299	—	57,580	37,286
Redemptions	(1,855,447)	—	(301,430)	(167,766)

Net increase (decrease)	(101,288)	—	226,764	416,779

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2016, the Massachusetts Fund had a balance outstanding pursuant to

51

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

this line of credit of $100,000 at an interest rate of 1.37%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2016. The Funds’ average borrowings or allocated fees during the six months ended March 31, 2016 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2016 is included in the Portfolio of Investments. At March 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2016 were as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:

Futures Contracts	$65,285	(1)	$89,656	(1)	$114,759	(1)	$76,207	(1)

Total	$65,285		$89,656		$114,759		$76,207

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2016 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(516,618	)(1)	$(1,351,533	)(1)	$(1,729,961	)(1)	$(1,148,803	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$195,609	(2)	$370,313	(2)	$474,000	(2)	$314,765	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2016, which are indicative of the volume of this derivative type, were approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:

Futures Contracts – Short	$10,352,000	$15,721,000	$20,123,000	$13,363,000

52

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$212,821,434	$—	$212,821,434
Taxable Municipal Securities	—	24,670,013	—	24,670,013

Total Investments	$—	$237,491,447	$—	$237,491,447

Futures Contracts	$65,285	$—	$—	$65,285

Total	$65,285	$237,491,447	$—	$237,556,732

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$180,050,628	$—	$180,050,628
Corporate Bonds & Notes	—	1,603,073	—	1,603,073

Total Investments	$—	$181,653,701	$—	$181,653,701

Futures Contracts	$89,656	$—	$—	$89,656

Total	$89,656	$181,653,701	$—	$181,743,357

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$425,722,290	$—	$425,722,290
Miscellaneous	—	—	1,085,843	1,085,843

Total Investments	$—	$425,722,290	$1,085,843	$426,808,133

Futures Contracts	$114,759	$—	$—	$114,759

Total	$114,759	$425,722,290	$1,085,843	$426,922,892

53

Eaton Vance

Municipal Income Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$173,234,434	$—	$173,234,434

Total Investments	$—	$173,234,434	$—	$173,234,434

Futures Contracts	$76,207	$—	$—	$76,207

Total	$76,207	$173,234,434	$—	$173,310,641

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2016 is not presented.

At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

54

Eaton Vance

Municipal Income Funds

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708 3.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 16, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016